Annual Operating Expenses - FidelitySAIInvestmentGradeSecuritizedFund-PRO - FidelitySAIInvestmentGradeSecuritizedFund-PRO - Fidelity SAI Investment Grade Securitized Fund - Fidelity SAI Investment Grade Securitized Fund
	Oct. 30, 2024
Operating Expenses:
Management fee	0.28%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%
Total annual operating expenses	0.31%

[1]	A Adjusted to reflect current fees .